Segments - Revenues by product type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Total revenues	$ 60,971	$ 45,688	$ 57,900
Crude oil [member]
Disclosure of geographical areas [line items]
Total revenues	29,519	24,307	27,806
Natural gas [Member]
Disclosure of geographical areas [line items]
Total revenues	11,420	9,202	12,390
Refined products [Member]
Disclosure of geographical areas [line items]
Total revenues	11,423	8,142	10,761
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Total revenues	5,647	4,036	5,482
Other products [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 2,963	$ 1	$ 1,461